INVESCO TREASURER'S SERIES TRUST
                            Money Market Reserve Fund
                             Tax-Exempt Reserve Fund
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                             Telephone: 800-241-5477

--------------------------------------------------------------------------------
The Financial Statements contained herein are submitted for the general information of the shareholders of the Fund. This Report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.
--------------------------------------------------------------------------------

                        INVESCO CAPITAL MANAGEMENT, INC.
                               Investment Adviser

                            INVESCO Funds Group, INC.
                                   Distributor

                        SEMIANNUAL REPORT TO SHAREHOLDERS
                                  June 30, 1998




                                TABLE OF CONTENTS

                                                                            Page

Statement of Investment Securities                                             1

Statement of Assets and Liabilities                                            7

Statement of Operations                                                        7

Statement of Changes in Net Assets                                             8

Notes to Financial Statements                                                  9

Financial Highlights                                                          10

                        INVESCO Treasurer's Series Trust
                       Statement of Investment Securities
                                 June 30, 1998
                                   UNAUDITED

---------------------------------------------------------------------------------------------
                                                   Effective
                                                    Interest     Principal
Description                                          Rate %        Amount            Value
---------------------------------------------------------------------------------------------
TREASURER'S MONEY MARKET RESERVE Fund
Commercial Paper 60.78%
AEROSPACE & DEFENSE 5.10%
TRW Inc
 7/23/1998                                           5.65       $ 3,000,000      $  2,989,824
                                                                                 ------------
ALUMINUM 4.27%
Aluminum Co of America
 7/1/1998                                            6.29         2,500,000         2,500,000
                                                                                 ------------
AUTO PARTS 3.41%
Johnson Controls
 7/9/1998                                            5.89         2,000,000         1,997,420
                                                                                 ------------
BUILDING MATERIALS 4.27%
Armstrong World Industries
 7/1/1998                                            6.34         2,500,000         2,500,000
                                                                                 ------------
CHEMICALS 5.10%
Great Lakes Chemical
 7/20/1998                                           5.64         3,000,000         2,991,212
                                                                                 ------------
ELECTRIC UTILITIES 2.56%
Progress Capital Holdings
 7/7/1998                                            5.69         1,500,000         1,498,599
                                                                                 ------------
ELECTRICAL EQUIPMENT 5.11%
General Electric
 7/7/1998                                            5.64         3,000,000         2,997,220
                                                                                 ------------
GOLD & PRECIOUS METALS MINING 5.11%
Consolidated Coal
 7/9/1998                                            5.62         3,000,000         2,996,307
                                                                                 ------------
HOUSEHOLD FURNITURE & APPLIANCES 2.08%
Rubbermaid Inc
 7/14/1998                                           5.65         1,222,000         1,219,546
                                                                                 ------------
MANUFACTURING 5.12%
AlliedSignal Inc
 7/6/1998                                            5.66         3,000,000         2,997,675
                                                                                 ------------
NATURAL GAS 5.00%
Questar Corp
 7/1/1998                                            5.65         2,930,000         2,930,000
                                                                                 ------------
RETAIL 5.12%
Dillard Investment
 7/6/1998                                            5.75         3,000,000         2,997,641
                                                                                 ------------
SERVICES 8.53%
Electronic Data Systems
 7/1/1998                                            6.39         2,500,000         2,500,000
                                                                                 ------------
PHH Corp
 7/2/1998                                            5.88         2,500,000         2,499,598
                                                                                 ------------
                                                                                    4,999,598
                                                                                 ------------
   TOTAL COMMERCIAL PAPER
   (Cost $35,615,042)                                                              35,615,042
                                                                                 ------------
Eurodollar Time Deposits 5.12%
BANKS 5.12%
Bankers Trust New York
  11/23/1998 (Cost $3,000,000)                       5.65         3,000,000         3,000,000
                                                                                 ------------
Loan Participation Agreements 16.38%
AGRICULTURAL 1.88%
Cargill Inc
  7/2/1998                                           5.73         1,100,000         1,099,827
                                                                                 ------------
ELECTRIC UTILITIES 14.50%
Alabama Power
  7/20/1998                                          5.60         2,500,000         2,500,000
Georgia Power
  7/13/1998                                          5.55         3,000,000         3,000,000
National Rural Utilities Cooperative
   Financial
  7/20/1998                                          5.57         3,000,000         3,000,000
                                                                                 ------------
                                                                                    8,500,000
                                                                                 ------------
   TOTAL LOAN PARTICIPATION AGREEMENTS
    (Cost $9,599,827)                                                               9,599,827
                                                                                 ------------
Municipal  Short-Term  Notes^ 12.80%
HEALTH CARE RELATED 4.78%
Fairview Hosp & Hlthcare Svcs of
   Minnesota, ACES, Hosp Rev,
   Series A, 11/1/2015                               5.60         2,800,000         2,800,000
                                                                                 ------------
INSURANCE 8.02%
Health Insurance Plan of New York,
   Gen Oblig, ACES, Ind Rev,
   Series B-1, 7/1/2016                              5.55         4,700,000         4,700,000
                                                                                 ------------
   TOTAL MUNICIPAL SHORT-TERM NOTES
    (Cost $7,500,000)                                                               7,500,000
                                                                                 ------------
Other 4.92%
United Missouri Bank, Money Market
   Fiduciary~
   (Cost $2,881,887)                                 4.44         2,881,887         2,881,887
                                                                                 ------------

TOTAL INVESTMENT SECURITIES AT
   VALUE 100.00%
   (Cost $58,596,756#)                                                           $ 58,596,756
                                                                                 ============

TREASURER'S TAX-EXEMPT RESERVE Fund
MUNICIPAL SHORT-TERM INVESTMENTS^  99.20%
Daily Put Bonds 12.23%
ALABAMA 0.36%
Columbia Indl Dev Brd, Alabama
 (Alabama Pwr Proj), AR, PCR Ref,
 1995 Series D, 10/1/2022                            3.95        $  100,000      $    100,000
                                                                                 ------------
DISTRICT OF COLUMBIA 3.95%
District of Columbia, VR, Gen Oblig,
   Gen Fund Recovery,
   Series 1991B-2, 6/1/2003                          3.85           400,000           400,000
   Series 1991B-3, 6/1/2003                          3.85           700,000           700,000
                                                                                 ------------
                                                                                    1,100,000
                                                                                 ------------
GEORGIA 0.36%
Burke Cnty Dev Auth, Georgia
   (Georgia Pwr Plant Vogtle Proj),
   AR, PCR, Fifth Series 1994, 7/1/2024              3.95           100,000           100,000
                                                                                 ------------
NEW YORK 3.24%
New York City, New York, AR, Gen Oblig,
   1994 Subseries,
   E-2, 8/1/2020                                     4.00           400,000           400,000
   E-5, 8/1/2017                                     4.00           500,000           500,000
                                                                                 ------------
                                                                                      900,000
                                                                                 ------------
TEXAS 0.72%
Grapevine Indl Dev, Texas
   (American Airlines Proj),
   VR, Multiple Mode Rev, 1984,
   Series B-1, 12/1/2024                             4.00           100,000           100,000
North Cent Texas Hlth Facils Dev
   (Presbyterian Med
   Ctr Proj), DATES, Hosp Rev,
   Series 1985C, 12/1/2015                           4.00           100,000           100,000
                                                                                 ------------
                                                                                      200,000
                                                                                 ------------
WISCONSIN 3.60%
Wisconsin Hlth Facils Auth
   (Franciscan Hlth Care System
   Fing), VRD, Rev, Series 1985A-2,
   1/1/2016                                          3.50         1,000,000         1,000,000
                                                                                 ------------
   TOTAL DAILY PUT BONDS
   (Cost $3,400,000)                                                                3,400,000
                                                                                 ------------
Weekly Put Bonds 83.55%
ALASKA 6.11%
Alaska Hsg Fin Corp, VR , Gen Mtg Rev,
   1991 Series C, 6/1/2026                           3.50           900,000           900,000

Alaska Indl Dev & Export Auth
   (Fairbanks Gold Mining Proj),
   AR, Exmp Facil Rev, Series 1997,
   5/1/2009                                          3.65           800,000           800,000
                                                                                 ------------
                                                                                    1,700,000
                                                                                 ------------
ARIZONA 12.52%
Apache Cnty Indl Dev Auth, Arizona
   (Tucson Elec Pwr
   Springerville Proj), VR, IDR,
   1983 Series C, 12/15/2018                         3.65         1,000,000         1,000,000
Arizona Hlth Facils Auth
   (Pooled Ln Prog),
   VRD, Rev, Series 1985, 10/1/2015                  3.50           800,000           800,000
Maricopa Cnty Indl Dev Auth, Arizona
   (McLane Co Proj),
   VRD, Rev, Series 1984, 10/1/2004                  4.00         1,180,000         1,180,000
Pima Cnty Indl Dev Auth, Arizona
   (Tucson Elec Pwr
   Irvington Proj), F/VR, IDR,
   Series 1982A, 10/1/2022                           3.65           500,000           500,000
                                                                                 ------------
                                                                                    3,480,000
                                                                                 ------------
COLORADO 5.39%
El Paso Cnty, Colorado
   (Briarglen Apts Proj), AR,
   Multifamily Hsg Rev Ref,
   Series 1994, 12/1/2024                            3.60         1,000,000         1,000,000
Northglenn, Colorado (Castle
   Gardens Retirement), VR,
   IDR, Ref, Series 1988, 1/1/2009                   3.50           500,000           500,000
                                                                                 ------------
                                                                                    1,500,000
                                                                                 ------------
FLORIDA 2.52%
Dade Cnty, Florida, VRD, Aviation
   Rev, Series 1984A,
   10/1/2009                                         3.50           600,000           600,000
Tampa, Florida, VR, Occupational
   License Tax,
   Series 1996A, 10/1/2018                           3.50           100,000           100,000
                                                                                 ------------
                                                                                      700,000
                                                                                 ------------
GEORGIA 3.60%
Dekalb Cnty Hsg Auth, Georgia
   (Wood Terrace Apts Proj),
   VRD, Multifamily Hsg Rev Ref,
   Series 1995, 12/15/2015                           3.60         1,000,000         1,000,000
                                                                                 ------------
ILLINOIS 3.60%
Illinois Hlth Facils Auth (Hosp
   Sisters Svcs Oblig Group Proj),
   UPDATES, Series 1985E, 12/1/2014                  3.55         1,000,000         1,000,000
                                                                                 ------------
INDIANA 2.52%
Indianapolis, Indiana (Canal Square
   Proj), Multi-family Hsg Rev
   Ref, Series 1989, 12/1/2015                       3.60           700,000           700,000
                                                                                 ------------
KENTUCKY 3.96%
Kentucky Econ Dev Fin Auth (Greater
   Cincinnati Hlth Alliance),
   AR, Hosp Facils Rev,
   Series 1997C, 1/1/2022                            3.55         1,100,000         1,100,000
                                                                                 ------------
LOUISIANA 7.19%
Calcasieu Parish, Louisiana (Sales
   Tax Dist # 4-A), VR, Road Impt,
   Sales & Use Tax, Series 1994,
   9/1/1999                                          3.50         1,000,000         1,000,000
Louisiana Pub Facils Auth (Sisters
   of Charity of the Incarnate
   Word), AR, Unit Price Demand Rev,
   Series 1997E, 7/1/2023                            3.55         1,000,000         1,000,000
                                                                                 ------------
                                                                                    2,000,000
                                                                                 ------------
MARYLAND 3.24%
Montgomery Cnty Hsg Opportunities
   Commn, Maryland
   V/FR, Multi-family Hsg Rev, 1988
   Issue A, 7/15/2007                                3.50           900,000           900,000
                                                                                 ------------
MISSOURI 3.24%
St Louis Cnty Indl Dev Auth, Missouri
   (Schnuck Mkts Kirkwood Proj), F/VR,
   IDR, Series 1985, 12/1/2015                       3.63           900,000           900,000
                                                                                 ------------
NORTH CAROLINA 1.08%
East Carolina Univ, North Carolina
   (Dowdy-Ficklen Stadium Proj), VRD,
   Athletic Dept Rev, Series 1996,
   5/1/2017                                          3.50           300,000           300,000
                                                                                 ------------
OHIO 0.36%
Hamilton Cnty, Ohio (West Park
   Retirement Cmnty Issue),
   VR, Hlth Care Facils Rev,
   Series 1989, 7/1/2017                             3.50           100,000           100,000
                                                                                 ------------
OKLAHOMA 3.60%
Tulsa Intl Airport, Oklahoma, VRD,
   Gen Oblig Rev, Series 1996, 6/1/2018              3.50         1,000,000         1,000,000
                                                                                 ------------
SOUTH CAROLINA 1.80%
Dorchester Cnty, South Carolina
   (BOC Group Proj),
   TEAMS, Pollution Ctl Facils,
   Series 1993, 12/8/2000                            3.55           500,000           500,000
                                                                                 ------------
TENNESSEE 4.49%
Nashville & Davidson Cnty Metro
   Govt Indl Dev Brd,
   Tennessee (Multifamily Chimneytop II),
   VR, Rev, 9/1/2006                                 3.60           350,000           350,000
Nashville Metro Airport Auth,
   Tennessee, AR, Airport Impt
   Rev Ref, Series 1993, 7/1/2019                    3.55           900,000           900,000
                                                                                 ------------
                                                                                    1,250,000
                                                                                 ------------
TEXAS 6.47%
Bexar Cnty, Texas (Retirement Cmnty -
   Air Force), AR, Hlth Facils Dev Rev,
   Series 1985B, 3/1/2012                            3.50           500,000           500,000
Harris Cnty Hlth Facils Dev, Texas
   (Sisters of Charity of the
   Incarnate Word, Houston), UPDATES,
   SCH Hlth Care System Rev,
   Series 1997C, 7/1/2023                            3.55         1,300,000         1,300,000
                                                                                 ------------
                                                                                    1,800,000
                                                                                 ------------
WASHINGTON 4.67%
Washington Hsg Fin Commn (Pac First
   Fed Svgs Bank Proj),
   VRD, Multifamily Mtg Rev Ref,
   Series 1988B, 10/1/2020                           3.50           300,000           300,000
Washington Pub Pwr Supply System
   (Proj # 1), AR, Ref Elec Rev,
   Series 19931A-2, 7/1/2017                         3.45         1,000,000         1,000,000
                                                                                 ------------
                                                                                    1,300,000
                                                                                 ------------
WYOMING 7.19%
Green River, Wyoming (Allied Corp Proj),
   F/FR, PCR Ref,
   1982 Series, 12/1/2012                            4.62         2,000,000         2,000,000
                                                                                 ------------
   TOTAL WEEKLY PUT BONDS
   (Cost $23,230,000)                                                              23,230,000
                                                                                 ------------
Monthly Put Bonds 3.42%
FLORIDA 3.42%
Marion Cnty Indl Dev Auth, Florida
   (Florida Convalescent Ctrs, Proj),
   VRD/FR, IDR Ref, Series 1988A,
   1/1/2011
   (Cost $950,000)                                   3.75           950,000           950,000
                                                                                 ------------
TOTAL MUNICIPAL SHORT-TERM INVESTMENTS
   (COST $27,580,000)                                                              27,580,000
                                                                                 ------------
TAXABLE SHORT-TERM INVESTMENTS 0.80%
United Missouri Bank, Money Market
   Fiduciary~
   (Cost $223,537)                                   4.44           223,537           223,537
                                                                                 ------------
TOTAL INVESTMENT SECURITIES AT
   VALUE 100.00%
   (Cost $27,803,537#)                                                           $ 27,803,537
                                                                                 ============

The following abbreviations may be used in portfolio descriptions:

  A/FR*      -    Adjustable/Fixed Rate
  AR*        -    Adjustable Rate
  DATES*     -    Daily Adjustable Tax-Exempt Securities
  F/FR       -    Floating Fixed Rate
  F/VR       -    Floating/Variable Rate
  IDR        -    Industrial Development Revenue
  PCR        -    Pollution Control Revenue
  TEAMS*     -    Tax-Exempt Adjustable Mode Securities
  UPDATES*   -    Unit Price Demand Tax-Exempt Securities
  V/FR       -    Variable/Fixed Rate
  V/FRD*     -    Variable/Fixed Rate Demand
  VR*        -    Variable Rate
  VRD*       -    Variable Rate Demand
  VRD/FR     -    Variable Rate Demand/Fixed Rate

*    Rate is subject to change. Rate shown reflects current rate.

^ All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year of less. Rate shown reflects current rate.
~    Principal and interest are payable on demand.
#    Also represents cost for income tax purposes.

See Notes to Financial Statements

                                INVESCO Treasurer's Series Trust
                               Statement of Assets and Liabilities
                                          June 30, 1998
                                            UNAUDITED


                                                          Treasurer's             Treasurer's
                                                         Money Market              Tax-Exempt
                                                         Reserve Fund            Reserve Fund
                                                       --------------------------------------
ASSETS

Investment Securities:
   At Cost                                             $   58,596,756           $  27,803,537
                                                       ======================================
   At Value                                            $   58,596,756           $  27,803,537
Receivables:
   Fund Shares Sold                                         4,570,370                 530,000
   Interest                                                    81,951                 102,446
Prepaid Expenses and Other Assets                                   0                      43
                                                       --------------------------------------
TOTAL ASSETS                                               63,249,077              28,436,026
                                                       --------------------------------------
LIABILITIES
Payables:
   Distributions to Shareholders                                   26                       0
   Fund Shares Repurchased                                  2,482,580               2,050,458
Accrued Expenses and Other Payables                             7,625                       0
                                                       --------------------------------------
TOTAL LIABILITIES                                           2,490,231               2,050,458
                                                       --------------------------------------
Net Assets at Value                                    $   60,758,846           $  26,385,568
                                                       ======================================
Shares Outstanding*                                        60,758,846              26,385,568
Net Asset Value, Offering and
   Redemption Price per Share                                   $1.00                   $1.00
                                                       ======================================

* The Trust has one class of shares which may be divided into different series, each representing an interest in a separate Fund. At June 30, 1998, there was an unlimited number of shares of beneficial interest (without par value) authorized. Paid-in capital was $60,758,846 and $26,385,568 for Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds, respectively.

See Notes to Financial Statements

                                INVESCO Treasurer's Series Trust
                                     Statement of Operations
                                 Six Months Ended June 30, 1998
                                            UNAUDITED


                                                          Treasurer's             Treasurer's
                                                         Money Market              Tax-Exempt
                                                         Reserve Fund            Reserve Fund
                                                       --------------------------------------


INVESTMENT INCOME
INTEREST INCOME                                        $    1,715,316              $  471,905
EXPENSES
Investment Advisory Fees                                       75,289                  30,596
                                                       --------------------------------------
Net Investment Income and Net Increase
  in Net Assets from Operations                        $    1,640,027              $  441,309
                                                       ======================================

See Notes to Financial Statements

                                           INVESCO Treasurer's Series Trust
                                          Statement of Changes in Net Assets

                                                                     Treasurer's                         Treasurer's
                                                                    Money Market                          Tax-Exempt
                                                                    Reserve Fund                        Reserve Fund
                                                           Six Months          Year           Six Months            Year
                                                              Ended            Ended            Ended               Ended
                                                             June 30        December 31        June 30           December 31
                                                         -------------------------------      ------------------------------
                                                              1998             1997              1998               1997

                                                         UNAUDITED                            UNAUDITED
OPERATIONS AND DISTRIBUTIONS
   TO SHAREHOLDERS
Net Investment Income Earned and
   Distributed to Shareholders                           $  1,640,027      $  5,457,357       $   441,309      $    728,737
                                                         ===============================      ==============================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                            $229,381,439      $907,820,795       $30,116,574      $ 31,372,456
Reinvestment of Dividends                                   1,634,250         5,366,818           433,269           711,015
                                                         -------------------------------      ------------------------------
                                                          231,015,689       913,187,613        30,549,843        32,083,471
Amounts Paid for Repurchases of Shares                   (237,402,794)     (959,322,893)      (26,248,500)      (33,385,365)
                                                         -------------------------------     -------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE TRANSACTIONS                     (6,387,105)      (46,135,280)        4,301,343        (1,301,894)
NET ASSETS
Beginning of Period                                        67,145,951       113,281,231        22,084,225        23,386,119
                                                         -------------------------------     -------------------------------
End of Period                                            $ 60,758,846      $ 67,145,951      $ 26,385,568      $ 22,084,225
                                                         ===============================     ===============================
               --------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold                                               229,381,439       907,820,795        30,116,574        31,372,456
Shares Issued from Reinvestment
   of Dividends                                             1,634,250         5,366,818           433,269           711,015
                                                         -------------------------------      ------------------------------
                                                          231,015,689       913,187,613        30,549,843        32,083,471
Shares Repurchased                                       (237,402,794)     (959,322,893)      (26,248,500)      (33,385,365)
                                                         -------------------------------     -------------------------------
Net Increase (Decrease) in Fund Shares                     (6,387,105)      (46,135,280)        4,301,343        (1,301,894)
                                                         ===============================     ===============================

See Notes to Financial Statements

                        INVESCO Treasurer's Series Trust
                         Notes to Financial Statements
                                   UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as a diversified, open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts and consists of four separate funds: INVESCO Treasurer's Money Market Reserve Fund ("Money Fund"), INVESCO Treasurer's Tax-Exempt Reserve Fund ("Tax-Exempt Fund") (collectively, the "Funds"), INVESCO Treasurer's Prime Reserve Fund ("Prime Reserve"), and INVESCO Treasurer's Special Reserve Fund ("Special Reserve"), each of which represents a separate portfolio of investments. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Money Fund and Tax- Exempt Fund are presented herein.
    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Securities held by the Trust are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Trust's trustees.
B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Trust amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.
C. FEDERAL AND STATE TAXES - The Trust has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All of the Trust's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the ex dividend date.
NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Capital Management, Inc. ("ICM") serves as the Trust's investment adviser. As compensation for its services to the Trust, ICM receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.25% of each Fund's average net assets. ICM is also responsible for providing certain administrative and clerical services and facilities necessary for the operation of the Trust. In accordance with the Investment Advisory Agreement, ICM bears all other expenses of the Funds, except taxes, interest and brokerage commissions.
NOTE 3 - TRANSACTIONS WITH AFFILIATES. Certain of the Trust's officers and trustees are also officers and directors of ICM.

     The Trust has adopted an unfunded deferred compensation plan covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement. As of July 1, 1998, benefits will be based on an annual rate of 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.
     For the six months ended June 30, 1998, pension expenses, unfunded accrued pension costs and pension liability, were paid by ICM in accordance with the Investment Advisory Agreement and were as follows:


                                                             Unfunded
                                      Pension                 Accrued                 Pension
Fund                                 Expenses              Pension Costs             Liability
----------------------------------------------------------------------------------------------

Money Fund                             $553                    $5,434                $ 12,885
Tax-Exempt Fund                         121                       991                   2,245

                                   INVESCO Treasurer's Series Trust
                                         Financial Highlights
                        (For a Fund Share Outstanding Throughout Each Period)

                                            Six Months
                                              Ended
                                             June 30                      Year Ended December 31
                                          -------------   ----------------------------------------------------------------

                                              1998        1997           1996           1995           1994           1993
                                          UNAUDITED

                                          Treasurer's Money Market Reserve Fund

PER SHARE DATA
Net Asset Value --
    Beginning of Period                       $1.00       $1.00          $1.00          $1.00          $1.00          $1.00
                                          -------------   -----------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
    INVESTMENT OPERATIONS
Net Investment Income
    Earned and Distributed
    to Shareholders                            0.03        0.05           0.05           0.06           0.04           0.03
                                          -------------   -----------------------------------------------------------------
Net Asset Value --
    End of Period                             $1.00       $1.00          $1.00          $1.00          $1.00          $1.00
                                          =============   =================================================================

TOTAL RETURN                                  2.70%*      5.48%          5.30%          5.82%          4.13%          2.92%

RATIOS
Net Assets -- End of Period
    ($000 Omitted)                          $60,759     $67,146       $113,281       $141,885        $93,131       $102,822
Ratio of Expenses to Average
    Net Assets                                0.12%*      0.25%          0.25%          0.25%          0.25%          0.25%
Ratio of Net Investment Income
    to Average Net Assets                     2.70%*      5.32%          5.17%          5.71%          4.02%          2.88%

* Based on operations for the period shown and, accordingly, are not representative of a full year.



                                   INVESCO Treasurer's Series Trust
                                   Financial Highlights (Continued)
                        (For a Fund Share Outstanding Throughout Each Period)

                                            Six Months
                                              Ended
                                             June 30                      Year Ended December 31
                                          -------------   ----------------------------------------------------------------

                                              1998        1997           1996           1995           1994           1993
                                          UNAUDITED

                                          Treasurer's Tax-Exempt Reserve Fund

PER SHARE DATA
Net Asset Value --
    Beginning of Period                       $1.00       $1.00          $1.00          $1.00          $1.00          $1.00
                                          -------------   -----------------------------------------------------------------
INCOME AND DISTRIBUTIONS
    FROM INVESTMENT
    OPERATIONS
Net Investment Income
    Earned and Distributed
    to Shareholders                            0.02        0.04           0.03           0.04           0.03           0.02
                                          -------------   -----------------------------------------------------------------
Net Asset Value --
    End of Period                             $1.00       $1.00          $1.00          $1.00          $1.00          $1.00
                                          =============   =================================================================

TOTAL RETURN                                  1.78%*      3.74%          3.45%          3.90%          2.81%          2.30%

RATIOS
Net Assets -- End of Period
    ($000 Omitted)                          $26,386     $22,084        $23,386        $21,928        $19,716        $27,261
Ratio of Expenses to Average
    Net Assets                                0.12%*      0.25%          0.25%          0.25%          0.25%          0.25%
Ratio of Net Investment Income
    to Average Net Assets                     1.79%*      3.68%          3.40%          3.86%          2.69%          2.28%

* Based on operations for the period shown and, accordingly, are not representative of a full year.


Investment Adviser
INVESCO Capital Management, Inc.

Distributor
INVESCO Funds Group, Inc.

Transfer Agent
INVESCO Funds Group, Inc.

Custodian                                         SEMIANNUAL REPORT
United Missouri Bank of Kansas City
                                                       INVESCO
Independent Accountants                              TREASURER'S
PricewaterhouseCoopers LLP                          SERIES TRUST

Legal Counsel                                       Money Market
Kirkpatrick & Lockhart                              Reserve Fund
Moye, Giles, O'Keefe, Vermeire
  & Gorrell                                          Tax-Exempt
                                                    Reserve Fund

                                                    June 30, 1998
